Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		Mar. 31, 2026	Mar. 31, 2025
Allowance for credit losses		$ 74
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	950,000,000	950,000,000
Ordinary shares, shares issued (in Shares)	[1]	157,582,228	8,440,000
Ordinary shares, shares outstanding (in Shares)	[1]	157,582,228	8,440,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	[1]	31,371,599	8,040,000
Ordinary shares, shares outstanding (in Shares)	[1]	31,371,599	8,040,000
Customers
Allowance for expected credit losses		$ 842	$ 500
Related Party
Allowance for expected credit losses		87	1,000
Brokers-dealers and clearing organizations
Allowance for expected credit losses		$ 13

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 16)